Loans (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Allowance for Credit Losses

Allowance for credit losses(1)

The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance under IFRS 9:

$ millions, as at or for the three months ended	2019 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total
Residential mortgages
Balance at beginning of period	$29	$46	$149	$224
Originations net of repayments and other derecognitions	1	(2)	(4)	(5)
Changes in model	(1)	(6)	–	(7)
Net remeasurement (3)	(10)	9	18	17
Transfers (3)
– to 12-month ECL	11	(9)	(2)	–
– to lifetime ECL performing	(1)	5	(4)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (4)	–	(5)	10	5
Write-offs	–	–	(8)	(8)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	1	1	–	2
Balance at end of period	$30	$42	$148	$220
Personal
Balance at beginning of period	$182	$226	$117	$525
Originations net of repayments and other derecognitions	8	(13)	–	(5)
Changes in model	(1)	–	–	(1)
Net remeasurement (3)	(46)	55	79	88
Transfers (3)
– to 12-month ECL	54	(53)	(1)	–
– to lifetime ECL performing	(11)	16	(5)	–
– to lifetime ECL credit-impaired	–	(13)	13	–
Provision for (reversal of) credit losses (4)	4	(8)	86	82
Write-offs	–	–	(98)	(98)
Recoveries	–	–	14	14
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	(1)	(1)
Balance at end of period	$186	$218	$117	$521
Credit card
Balance at beginning of period	$103	$369	$–	$472
Originations net of repayments and other derecognitions	–	(11)	–	(11)
Changes in model	–	–	–	–
Net remeasurement (3)	(34)	117	44	127
Transfers (3)
– to 12-month ECL	46	(46)	–	–
– to lifetime ECL performing	(8)	8	–	–
– to lifetime ECL credit-impaired	–	(58)	58	–
Provision for (reversal of) credit losses (4)	4	10	102	116
Write-offs	–	–	(131)	(131)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$107	$379	$–	$486
Business and government
Balance at beginning of period	$212	$134	$278	$624
Originations net of repayments and other derecognitions	8	(8)	(5)	(5)
Changes in model	6	3	2	11
Net remeasurement (3)	(18)	17	47	46
Transfers (3)
– to 12-month ECL	18	(17)	(1)	–
– to lifetime ECL performing	(3)	4	(1)	–
– to lifetime ECL credit-impaired	(1)	(9)	10	–
Provision for (reversal of) credit losses (4)	10	(10)	52	52
Write-offs	–	–	(50)	(50)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(7)	(7)
Foreign exchange and other	2	2	5	9
Balance at end of period	$224	$126	$283	$633
Total ECL allowance (1)	$547	$765	$548	$1,860
Comprises:
Loans	$491	$712	$548	$1,751
Undrawn credit facilities and other off-balance sheet exposures (5)	56	53	–	109
(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2019 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2019 Jan. 31				2018 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total
Residential mortgages
Balance at beginning of period	$27	$44	$143	$214	$25	$41	$137	$203
Originations net of repayments and other derecognitions	1	(4)	(8)	(11)	3	–	(1)	2
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (3)	(11)	11	29	29	(6)	3	16	13
Transfers (3)
– to 12-month ECL	11	(7)	(4)	–	6	(5)	(1)	–
– to lifetime ECL performing	–	5	(5)	–	–	2	(2)	–
– to lifetime ECL credit-impaired	–	(1)	1	–	–	(1)	1	–
Provision for (reversal of) credit losses (4)	1	4	13	18	3	(1)	13	15
Write-offs	–	–	(5)	(5)	–	–	(13)	(13)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(3)	(3)	–	–	(2)	(2)
Foreign exchange and other	1	(2)	–	(1)	–	1	4	5
Balance at end of period	$29	$46	$149	$224	$28	$41	$139	$208
Personal
Balance at beginning of period	$190	$199	$109	$498	$177	$189	$112	$478
Originations net of repayments and other derecognitions	10	(13)	–	(3)	9	(4)	(1)	4
Changes in model	1	–	1	2	–	–	–	–
Net remeasurement (3)	(54)	89	72	107	(29)	42	72	85
Transfers (3)
– to 12-month ECL	49	(48)	(1)	–	38	(38)	–	–
– to lifetime ECL performing	(14)	18	(4)	–	(12)	15	(3)	–
– to lifetime ECL credit-impaired	–	(19)	19	–	–	(10)	10	–
Provision for (reversal of) credit losses (4)	(8)	27	87	106	6	5	78	89
Write-offs	–	–	(96)	(96)	–	–	(89)	(89)
Recoveries	–	–	17	17	–	–	14	14
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	1	1	–	2	(1)	1
Balance at end of period	$182	$226	$117	$525	$183	$196	$113	$492
Credit card
Balance at beginning of period	$102	$370	$–	$472	$103	$385	$–	$488
Originations net of repayments and other derecognitions	–	(12)	–	(12)	–	(4)	–	(4)
Changes in model	1	–	–	1	–	–	–	–
Net remeasurement (3)	(48)	101	49	102	(39)	98	31	90
Transfers (3)
– to 12-month ECL	57	(57)	–	–	50	(50)	–	–
– to lifetime ECL performing	(10)	10	–	–	(12)	12	–	–
– to lifetime ECL credit-impaired	–	(45)	45	–	–	(70)	70	–
Provision for (reversal of) credit losses (4)	–	(3)	94	91	(1)	(14)	101	86
Write-offs	–	–	(125)	(125)	–	–	(131)	(131)
Recoveries	–	–	31	31	–	–	30	30
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	1	2	–	3	–	1	–	1
Balance at end of period	$103	$369	$–	$472	$102	$372	$–	$474
Business and government
Balance at beginning of period	$180	$147	$230	$557	$207	$143	$208	$558
Originations net of repayments and other derecognitions	6	(5)	(7)	(6)	5	(1)	(5)	(1)
Changes in model	–	–	1	1	–	–	–	–
Net remeasurement (3)	16	15	97	128	(36)	28	31	23
Transfers (3)
– to 12-month ECL	15	(14)	(1)	–	13	(11)	(2)	–
– to lifetime ECL performing	(2)	3	(1)	–	(6)	7	(1)	–
– to lifetime ECL credit-impaired	–	(12)	12	–	–	(2)	2	–
Provision for (reversal of) credit losses (4)	35	(13)	101	123	(24)	21	25	22
Write-offs	–	–	(48)	(48)	–	–	(44)	(44)
Recoveries	–	–	1	1	–	–	3	3
Interest income on impaired loans	–	–	(2)	(2)	–	–	(3)	(3)
Foreign exchange and other	(3)	–	(4)	(7)	7	3	8	18
Balance at end of period	$212	$134	$278	$624	$190	$167	$197	$554
Total ECL allowance (1)	$526	$775	$544	$1,845	$503	$776	$449	$1,728
Comprises:
Loans	$470	$721	$524	$1,715	$451	$719	$449	$1,619
Undrawn credit facilities and other off-balance sheet exposures (5)	56	54	20	130	52	57	–	109
(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2019 and April 30, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the six months ended	2019 Apr. 30				2018 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (2)	Total
Residential mortgages
Balance at beginning of period	$27	$44	$143	$214	$28	$43	$151	$222
Originations net of repayments and other derecognitions	2	(6)	(12)	(16)	5	(1)	(3)	1
Changes in model	(1)	(6)	–	(7)	–	–	–	–
Net remeasurement (3)	(21)	20	47	46	(14)	6	28	20
Transfers (3)
– to 12-month ECL	22	(16)	(6)	–	9	(7)	(2)	–
– to lifetime ECL performing	(1)	10	(9)	–	–	2	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(1)	1	–
Provision for (reversal of) credit losses (4)	1	(1)	23	23	–	(1)	22	21
Write-offs	–	–	(13)	(13)	–	–	(26)	(26)
Recoveries	–	–	1	1	–	–	–	–
Interest income on impaired loans	–	–	(6)	(6)	–	–	(4)	(4)
Foreign exchange and other	2	(1)	–	1	–	(1)	(4)	(5)
Balance at end of period	$30	$42	$148	$220	$28	$41	$139	$208
Personal
Balance at beginning of period	$190	$199	$109	$498	$164	$202	$110	$476
Originations net of repayments and other derecognitions	18	(26)	–	(8)	16	(10)	(2)	4
Changes in model	–	–	1	1	–	–	–	–
Net remeasurement (3)	(100)	144	151	195	(45)	66	138	159
Transfers (3)
– to 12-month ECL	103	(101)	(2)	–	64	(64)	–	–
– to lifetime ECL performing	(25)	34	(9)	–	(15)	18	(3)	–
– to lifetime ECL credit-impaired	–	(32)	32	–	–	(18)	18	–
Provision for (reversal of) credit losses (4)	(4)	19	173	188	20	(8)	151	163
Write-offs	–	–	(194)	(194)	–	–	(177)	(177)
Recoveries	–	–	31	31	–	–	30	30
Interest income on impaired loans	–	–	(2)	(2)	–	–	(1)	(1)
Foreign exchange and other	–	–	–	–	(1)	2	–	1
Balance at end of period	$186	$218	$117	$521	$183	$196	$113	$492
Credit card
Balance at beginning of period	$102	$370	$–	$472	$101	$413	$–	$514
Originations net of repayments and other derecognitions	–	(23)	–	(23)	–	(8)	–	(8)
Changes in model	1	–	–	1	–	–	–	–
Net remeasurement (3)	(82)	218	93	229	(54)	164	53	163
Transfers (3)
– to 12-month ECL	103	(103)	–	–	69	(69)	–	–
– to lifetime ECL performing	(18)	18	–	–	(14)	14	–	–
– to lifetime ECL credit-impaired	–	(103)	103	–	–	(142)	142	–
Provision for (reversal of) credit losses (4)	4	7	196	207	1	(41)	195	155
Write-offs	–	–	(256)	(256)	–	–	(254)	(254)
Recoveries	–	–	60	60	–	–	59	59
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	1	2	–	3	–	–	–	–
Balance at end of period	$107	$379	$–	$486	$102	$372	$–	$474
Business and government
Balance at beginning of period	$180	$147	$230	$557	$234	$150	$204	$588
Originations net of repayments and other derecognitions	14	(13)	(12)	(11)	9	(2)	(7)	–
Changes in model	6	3	3	12	–	–	–	–
Net remeasurement (3)	(2)	32	144	174	(62)	30	58	26
Transfers (3)
– to 12-month ECL	33	(31)	(2)	–	23	(21)	(2)	–
– to lifetime ECL performing	(5)	7	(2)	–	(12)	13	(1)	–
– to lifetime ECL credit-impaired	(1)	(21)	22	–	–	(3)	3	–
Provision for (reversal of) credit losses (4)	45	(23)	153	175	(42)	17	51	26
Write-offs	–	–	(98)	(98)	–	–	(55)	(55)
Recoveries	–	–	6	6	–	–	6	6
Interest income on impaired loans	–	–	(9)	(9)	–	–	(6)	(6)
Foreign exchange and other	(1)	2	1	2	(2)	–	(3)	(5)
Balance at end of period	$224	$126	$283	$633	$190	$167	$197	$554
Total ECL allowance (1)	$547	$765	$548	$1,860	$503	$776	$449	1,728
Comprises:
Loans	$491	$712	$548	$1,751	$451	$719	$449	$1,619
Undrawn credit facilities and other off-balance sheet exposures (5)	56	53	–	109	52	57	–	109
(1)

See Note 4 for the ECL allowance on debt securities measured at FVOCI. The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2019 and April 30, 2018 and were excluded from the table above. Other financial assets classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)

Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(4)

Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

Loans(1)

$ millions, as at				2019 Apr. 30				2018 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$142,280	$–	$–	$142,280	$141,556	$–	$–	$141,556
– Very low	38,222	–	–	38,222	40,225	–	–	40,225
– Low	14,989	1,120	–	16,109	15,321	798	–	16,119
– Medium	967	5,440	–	6,407	859	4,905	–	5,764
– High	1	1,152	–	1,153	–	996	–	996
– Default	–	–	555	555	–	–	510	510
– Not rated	2,290	215	165	2,670	2,163	249	167	2,579
Gross residential mortgages (4)(5)	198,749	7,927	720	207,396	200,124	6,948	677	207,749
ECL allowance	30	42	148	220	27	44	143	214
Net residential mortgages	198,719	7,885	572	207,176	200,097	6,904	534	207,535
Personal
– Exceptionally low	23,667	–	–	23,667	23,808	–	–	23,808
– Very low	3,807	1,367	–	5,174	3,813	1,374	–	5,187
– Low	5,994	749	–	6,743	5,954	702	–	6,656
– Medium	4,250	1,410	–	5,660	4,428	1,151	–	5,579
– High	194	747	–	941	245	691	–	936
– Default	–	–	147	147	–	–	142	142
– Not rated	718	22	41	781	677	33	40	750
Gross personal (5)	38,630	4,295	188	43,113	38,925	3,951	182	43,058
ECL allowance	171	216	117	504	176	196	109	481
Net personal	38,459	4,079	71	42,609	38,749	3,755	73	42,577
Credit card
– Exceptionally low	3,035	–	–	3,035	3,405	–	–	3,405
– Very low	2,199	50	–	2,249	1,747	50	–	1,797
– Low	3,729	717	–	4,446	3,809	710	–	4,519
– Medium	939	1,272	–	2,211	1,011	1,241	–	2,252
– High	9	533	–	542	10	528	–	538
– Default	–	–	–	–	–	–	–	–
– Not rated	152	10	–	162	162	–	–	162
Gross credit card	10,063	2,582	–	12,645	10,144	2,529	–	12,673
ECL allowance	92	338	–	430	88	330	–	418
Net credit card	9,971	2,244	–	12,215	10,056	2,199	–	12,255
Business and government
– Investment grade	46,247	200	–	46,447	42,532	221	–	42,753
– Non-investment grade	75,866	4,385	–	80,251	68,798	3,818	–	72,616
– Watchlist	175	1,185	–	1,360	145	1,120	–	1,265
– Default	–	–	1,027	1,027	–	–	504	504
– Not rated	2,227	122	108	2,457	2,397	168	117	2,682
Gross business and government (4)(6)	124,515	5,892	1,135	131,542	113,872	5,327	621	119,820
ECL allowance	198	116	283	597	159	137	230	526
Net business and government	124,317	5,776	852	130,945	113,713	5,190	391	119,294
Total net amount of loans	$371,466	$19,984	$1,495	$392,945	$362,615	$18,048	$998	$381,661
(1)

Other financial assets classified at amortized cost were excluded from the table above as their ECL allowances were immaterial as at April 30, 2019 and October 31, 2018. In addition, the table excludes debt securities measured at FVOCI, for which ECL allowances of $24 million were recognized in AOCI (October 31, 2018: $23 million).

(2)	Includes purchased credit-impaired loans from the acquisition of The PrivateBank.
(3)	Excludes foreclosed assets of $23 million (October 31, 2018: $14 million) which were included in Other assets on our interim consolidated balance sheet.
(4)	Includes $17 million (October 31, 2018: $12 million) of residential mortgages and $20,167 million (October 31, 2018: $16,424 million) of business and government loans that are measured at FVTPL.
(5)

The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	Includes customers’ liability under acceptances of $9,727 million (October 31, 2018: $10,265 million).

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2019 Apr. 30				2018 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$103,036	$–	$–	$103,036	$100,772	$–	$–	$100,772
– Very low	11,174	1,029	–	12,203	10,217	1,014	–	11,231
– Low	7,729	1,612	–	9,341	7,873	1,612	–	9,485
– Medium	1,679	1,218	–	2,897	1,729	1,188	–	2,917
– High	247	444	–	691	234	417	–	651
– Default	–	–	16	16	–	–	13	13
– Not rated	361	31	–	392	348	33	–	381
Gross retail	124,226	4,334	16	128,576	121,173	4,264	13	125,450
ECL allowance	30	43	–	73	28	43	–	71
Net retail	124,196	4,291	16	128,503	121,145	4,221	13	125,379
Business and government
– Investment grade	79,191	616	–	79,807	78,672	390	–	79,062
– Non-investment grade	47,856	1,480	–	49,336	41,727	1,198	–	42,925
– Watchlist	83	478	–	561	75	402	–	477
– Default	–	–	82	82	–	–	7	7
– Not rated	866	64	–	930	735	51	–	786
Gross business and government	127,996	2,638	82	130,716	121,209	2,041	7	123,257
ECL allowance	26	10	–	36	21	10	–	31
Net business and government	127,970	2,628	82	130,680	121,188	2,031	7	123,226
Total net undrawn credit facilities and other off-balance sheet exposures	$252,166	$6,919	$98	$259,183	$242,333	$6,252	$20	$248,605

Schedule of Loans Past Due But Not Impaired

This comprises loans where repayment of principal or payment of interest is contractually in arrears. The following table provides an aging analysis of the contractually past due loans.

$ millions, as at				2019 Apr. 30	2018 Oct. 31
	Less than 31 days	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$2,728	$875	$–	$3,603	$3,354
Personal	792	195	–	987	937
Credit card	550	181	102	833	822
Business and government	849	129	–	978	683
	$4,919	$1,380	$102	$6,401	$5,796